Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision (benefit) for income taxes from continuing operations

	For the year ended December 31,
	2011	2010	2009
Current:
U.S. federal	$63.0	$40.0	$73.2
U.S. state and local	5.2	9.3	13.1
Non U.S.	0.8	0.2	0.2

	69.0	49.5	86.5

Deferred:
U.S. federal	$(0.9)	$13.6	13.3
U.S. state and local	4.2	(1.8)	(4.9)
Non U.S.	(0.8)	(3.3)	(13.7)

	2.5	8.5	(5.3)

Provision for income taxes	$71.5	$58.0	$81.2

Income tax expense (benefit) from continuing operations

	For the year ended December 31,
	2011	2010	2009
U.S. federal income tax expense at statutory rate	$65.5	$52.5	$81.5
U.S. state and local income tax expense, net of U.S. federal income tax effect	6.0	4.9	5.4

Non U.S.	0.0	0.0	0.2
Nondeductible charges	1.0	1.0	1.2
Recognition of purchased federal net operating losses	0.0	0.0	(5.7)
Other, net	(1.0)	(0.4)	(1.4)

Income tax expense	$71.5	$58.0	$81.2

Components of deferred tax assets and liabilities

	December 31,
	2011	2010
Deferred tax assets:
Employee compensation and benefit plans	$33.5	$37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9.0)

Total deferred tax assets	80.3	76.3

Deferred tax liabilities
Employee compensation and benefit plans	0.1	—
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments	8.1	7.8
Tax credit and loss carryforwards	17.8	17.1

Total deferred tax liabilities	54.0	46.2

Net deferred tax assets	$26.3	$30.1